Amounts receivable and prepaid expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Amounts receivable and prepaid expenses
Royalty receivables	$ 16,954	$ 11,655
Prepaid expenses	254	1,190
Value added tax recoverable	109	228
Other receivables	0	652
Total amounts receivable and prepaid expenses	$ 17,317	$ 13,725